UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

           Read instructions at the end of Form before preparing Form.

1.     Name and Address of issuer:

       First Investors Cash Management Fund, Inc.
       95 Wall Street
       New York, NY 10005

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): [X]

3.     Investment Company Act File Number: 811-2860

       Securities Act File Number: 2-62347

4(a).  Last day of fiscal year for which this Form is filed:   9/30/02

4(b).  [  ]  Check  box if this Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).

             (See instruction A.2)

Note:  If  the  Form  is  being filed  late,  interest   must  be   paid  on the
       registration fee due.

4(c).  [  ]  Check box if this is the last time the issuer  will be filing  this
             Form.

5.     Calculation of registration fee:

(i)    Aggregate sale price of
       securities sold during the
       fiscal year pursuant to
       section 24(f):
                                                                 $285,047,001.15
                                                               -----------------
(ii)   Aggregate price of
       securities redeemed or
       repurchased during the
       fiscal year:
                                            $294,798,293.68
                                          -----------------
(iii)  Aggregate  price  of  securities
       redeemed or repurchased during
       any PRIOR fiscal  year  ending
       no earlier than October 11, 1995
       that were not previously used to
       reduce registration fees payable
       to the Commission:
                                            $-0-
                                          -----------------
(iv)   Total available redemption credits
       [add Items 5(ii) and 5(iii)]:
                                                                 $294,798,293.68
                                                               -----------------
(v)    Net sales -- if Item 5(i) is
       greater than Item 5(iv) [subtract
       Item 5(iv) from Item 5(i)]:
                                                                 $-0-
                                                               -----------------
(vi)   Redemption credits available for
       use in future years if Item 5(i)
       is less than Item 5(iv) [subtract
       Item 5(iv) from Item 5(i)]:
                                            $(9,751,292.53)
                                          -----------------
(vii)  Multiplier for determining
       registration fee (See
       Instruction C.9):
                                                                 X .000092
                                                               -----------------
(viii) Registration fee due [multiply
       Item 5(v) by Item 5(vii)]
       (enter "0" if no fee  is due):
                                                                =$-0-
                                                               =================
6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       -0-. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: -0-.

7.     Interest  due -- if this Form is
       being  filed more than 90 days after
       the end of the issuer's fiscal year
       (See instruction D):
                                                                +$-0-
                                                               -----------------

8.     Total of the amount of the registration
       fee due plus any  interest due
       [line 5(viii) plus line 7]:
                                                                =$-0-
                                                                ================

9.     Date the registration fee and any
       interest payment was sent to the
       Commission's lockbox depository:  N/A

                    Method of delivery:
                                        [ ] Wire Transfer
                                        [ ] Mail or other means

                                   SIGNATURES




This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.



By ________________________________
    C. Durso,
    Vice President and Secretary



Date:  December 24, 2002